RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 757,782	$ (265,827)
Operating limited partnership rents received in advance	7,685	(630)
Accrued fund management fees not deducted (deducted) for tax purposes	(559,355)	25,641
Other	8,148,135	5,890,488
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,090,861)	(1,407,777)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(282,604)	(433,030)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(833,095)	(733,778)
Income (loss) for tax return purposes, year ended December 31, 2017	6,147,687	3,075,087
Series 15 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	190,537	(80,612)
Operating limited partnership rents received in advance	0	(566)
Accrued fund management fees not deducted (deducted) for tax purposes	(4,858)	34,893
Other	2,718,383	481,964
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(183,370)	(205,277)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(834)	(58,090)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(227,703)	(531,704)
Income (loss) for tax return purposes, year ended December 31, 2017	2,492,155	(359,392)
Series 16 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	125,865	112,314
Operating limited partnership rents received in advance	331	0
Accrued fund management fees not deducted (deducted) for tax purposes	(135,370)	(104,868)
Other	2,672,005	3,478,500
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(249,603)	(398,454)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(108,272)	(188,917)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(413,562)	(90,001)
Income (loss) for tax return purposes, year ended December 31, 2017	1,891,394	2,808,574
Series 17 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(9,461)	(78,112)
Operating limited partnership rents received in advance	4,899	(851)
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	491,121	1,643,453
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(113,659)	(183,320)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,699)	(4,086)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,431)	(91,612)
Income (loss) for tax return purposes, year ended December 31, 2017	325,770	1,285,472
Series 18 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	452,236	(124,922)
Operating limited partnership rents received in advance	2,049	787
Accrued fund management fees not deducted (deducted) for tax purposes	(419,127)	95,616
Other	938,976	229,138
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(495,051)	(484,896)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,199)	(60,486)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(59,746)	142
Income (loss) for tax return purposes, year ended December 31, 2017	340,138	(344,621)
Series 19 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(1,395)	(94,495)
Operating limited partnership rents received in advance	406	0
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	1,327,650	57,433
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(49,178)	(135,830)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(89,600)	(121,451)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(89,653)	(20,603)
Income (loss) for tax return purposes, year ended December 31, 2017	$ 1,098,230	$ (314,946)